Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000013290 | 11285B108 | Brookfield Renewable Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000013290 | B288C92 | Iberdrola S.A.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000013290 | 18539C105 | Clearway Energy, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000013290 | 5579107 | Acciona S.A.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000013290 | 4031879 | Veolia Environnement S.A.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000013290 | 41068X100 | HA Sustainable Infrastructure Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000013290 | 7144569 | Enel SpA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000013290 | B01BN57 | Terna - Rete Elettrica Nazionale
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000013290 | 5727973 | Siemens A.G.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000013290 | 6459286 | Infratil Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000146229 | 11285B108 | Brookfield Renewable Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000146229 | B288C92 | Iberdrola S.A.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000146229 | 18539C105 | Clearway Energy, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000146229 | 5579107 | Acciona S.A.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000146229 | 4031879 | Veolia Environnement S.A.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000146229 | 41068X100 | HA Sustainable Infrastructure Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000146229 | 7144569 | Enel SpA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000146229 | B01BN57 | Terna - Rete Elettrica Nazionale
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000146229 | 5727973 | Siemens A.G.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000146229 | 6459286 | Infratil Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%